[CIGNA TREE LOGO APPEARS HERE]




                                                         CIGNA VARIABLE PRODUCTS
                                                              S&P 500 INDEX FUND





                                                                   ANNUAL REPORT






                                                               DECEMBER 31, 1997

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND MANAGEMENT'S DISCUSSION AND ANALYSIS
(Unaudited)                                                                    1

A year ago, we suggested that while history argued against a third consecutive year of significant returns to the S&P 500 Index, the essentially sound state of the economy enhanced the potential for such an occurrence. In retrospect, that forecast was an understatement. For the 12-month period ending December 31, 1997, CIGNA Variable Products S&P 500 Index Fund's return, after expenses and allowing for reinvestment of dividends, was 33.35%, virtually matching the 33.36% total return of the S&P 500 Index. 1997 was the third consecutive year in which this benchmark produced returns of 20% or more.

Continuing the trend of recent years, the S&P 500 Index once again outperformed the average domestic stock manager, in part because of the outperformance of large capitalization stocks over their small-cap counterparts. Although posting impressive results for the year, returns for the S&P MidCap Index (32.25%) and S&P SmallCap Index (25.58%) fell short of the returns provided by the large-cap-dominated S&P 500 Index. According to Lipper Analytical Services, the average U.S. stock fund returned 24.36% in 1997, with only 10.3% of these funds beating the S&P 500 Index for the year. Growth stocks (36.53%), as measured by the S&P/BARRA Indices, also maintained their advantage over value stocks (29.99%). Industry group performance was led by Trucking (153%), which was 1996's big loser. Meanwhile, Shoes (-33%), which was among the best groups that year, was one of 1997's worst-performing groups. Brokerage (81%), Savings & Loans (74%), Airlines (68%) and Broadcast Media (64%) were major winners, while Metals (-35%), Gold (-35%) and Engineering & Construction (-37%) did the worst.

Our expectation of high market volatility in 1997 stemming from weak consensus was also correct. The number of trading days during the year that saw at least 1% daily closing change was among the highest for any year in recent history. Market participants appeared to gradually accept the notion of "new era economics" and set aside earlier worries over growth-induced inflation that had prompted a small rate increase by the Federal Reserve in March.

The impact of Asian market turmoil on the U.S. economy is shaping up to be a key to 1998 market performance. While economic growth will likely slow as a result of increased foreign competition and weakened foreign export demand, the U.S. equity markets - barring unforeseen investor psychology - appear poised for a potentially positive but perhaps more normal returns.


----------------------------------------------------------------------

            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (UNAUDITED)
                                1/1/88-12/31/97

-----------------------------------------
         AVERAGE ANNUAL RETURN
               1 Year   5 Year  10 Year
   12/31/97    33.35%   18.29%  16.27%
-----------------------------------------

                          CIGNA Variable
       Point of           Products S&P 500         S&P 500 Index
       Measurement        Index Fund               - Total Return
       -----------        ----------------         ---------------
             12/87                 $10,000                 $10,000
             12/88                 $11,033                 $11,652
             12/89                 $14,257                 $15,318
             12/90                 $13,689                 $14,828
             12/91                 $18,816                 $19,355
             12/92                 $19,491                 $20,843
             12/93                 $20,069                 $22,929
             12/94                 $20,203                 $23,232
             12/95                 $27,641                 $31,948
             12/96                 $33,855                 $39,379
             12/97                 $45,146                 $52,516

CIGNA Variable Products S&P 500 Index Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in the net asset value. The Fund does not charge a sales load, but may be used with variable insurance products that contain other charges which would affect the ultimate return to the investor. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Past performance cannot guarantee comparable future results. The Fund's performance has been compared with the total return performance for the Standard & Poor's Composite Index of 500 Stock (S&P 500). This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage charges or other investment expenses.
As of November 1993, the Fund changed its investment approach from active management to an index method which attempts to replicate the total return performance of the S&P 500, after Fund Expenses.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1997                                                                       2

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
COMMON STOCKS - 78.2%
General Electric Co.                      39,400         $2,891
Coca-Cola Co.                             29,600          1,972
Microsoft Corp.*                          14,500          1,874
Exxon Corp.                               29,600          1,811
Merck & Co., Inc.                         14,400          1,530
Royal Dutch Petroleum Co.                 25,600          1,387
Intel Corp.                               19,600          1,377
Philip Morris Companies, Inc.             29,400          1,332
Procter & Gamble Co.                      16,400          1,309
International Business Machines Corp.     11,700          1,223
A T & T Corp.                             19,400          1,188
Pfizer, Inc.                              15,400          1,148
Bristol-Myers Squibb Co.                  12,000          1,136
Wal-Mart Stores, Inc.                     27,400          1,081
Johnson & Johnson                         16,200          1,067
American International Group, Inc.         8,475            922
Lilly (Eli) & Co.                         13,200            919
Bell Atlantic Corp.                        9,347            851
SBC Communications, Inc.                  11,003            806
du Pont (E.I.) de Nemours & Co.           13,400            805
Disney ( Walt) Co.                         8,100            802
Hewlett-Packard Co.                       12,500            781
Federal National Mortgage Association     12,700            725
Travelers Group, Inc.                     13,442            724
Citicorp                                   5,500            695
Ford Motor Co.                            14,000            682
Mobil Corp.                                9,400            679
Cisco Systems, Inc.*                      12,100            675
PepsiCo, Inc.                             18,400            670
BellSouth Corp.                           11,900            670
Gillette Co.                               6,600            663
BankAmerica Corp.                          8,600            628
Lucent Technologies, Inc.                  7,684            614
Abbott Laboratories                        9,200            603
American Home Products Corp.               7,800            597
GTE Corp.                                 11,400            596
Chevron Corp.                              7,700            593
Boeing Company                            11,876            581
Chase Manhattan Corp.                      5,292            579
Schering-Plough Corp.                      8,800            547
Ameritech Corp.                            6,600            531
NationsBank Corp.                          8,510            518
Home Depot, Inc.                           8,800            518


                                                           MARKET
                                         NUMBER OF          VALUE
                                            SHARES          (000)
------------------------------------------------------------------
Compaq Computer Corp.*                       9,140           $516
General Motors Corp.                         8,500            515
American Express Company                     5,700            509
Amoco Corp.*                                 5,900            502
Allstate Corp.                               5,298            481
Unilever NV                                  7,600            475
Schlumberger Ltd.                            5,800            467
Morgan Stanley, Dean Witter, Discover
  & Co.                                      7,070            418
Time Warner, Inc.                            6,600            409
Minnesota Mining and Manufacturing Co.       4,900            402
Motorola, Inc.                               7,000            399
Warner-Lambert Co.                           3,200            397
McDonald's Corp.                             8,300            396
Banc One Corp.                               7,044            383
Federal Home Loan Mortgage Corp.             8,700            365
Wells Fargo & Co.                            1,066            362
Texaco, Inc.                                 6,600            359
MCI Communications Corp.                     8,133            348
U. S. Bancorp, Inc.                          3,034            340
Norwest Corp.                                8,800            340
First Union Corp.                            6,640            340
Computer Associates International, Inc.      6,412            339
Sara Lee Corp.                               5,900            332
WorldCom, Inc.*                             10,900            330
Dell Computer Corp.*                         3,900            328
Kimberly-Clark Corp.                         6,632            327
Cendant Corp.*                               9,505            327
Campbell Soup Company                        5,600            326
Merrill Lynch & Co., Inc.                    4,200            306
Atlantic Richfield Co.                       3,800            304
Sprint Corp.                                 5,100            299
Medtronic, Inc.                              5,600            293
Emerson Electric Co.                         5,200            293
Monsanto Company                             6,900            290
Tyco International Ltd.                      6,400            288
First Chicago NBD Corp.                      3,453            288
Chrysler Corp.                               8,000            281
Xerox Corp.                                  3,800            280
Dow Chemical Co.                             2,700            274
Raytheon Co., Class B                        5,401            273
Northern Telecom Ltd.                        3,000            267
Bank of New York, Inc.                       4,600            266
U.  S.  WEST Communications, Inc.            5,700            257

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1997 (Continued)                                                           3

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Oracle Systems Corp.*                     11,512           $257
Allied-Signal, Inc.                        6,600            257
Anheuser-Busch Companies, Inc.             5,800            255
Colgate-Palmolive Co.                      3,400            250
CBS Corp.                                  8,500            250
Morgan (J.P.) & Co.                        2,200            248
Kellogg Co.                                5,000            248
Eastman Kodak Co.                          4,000            243
Duke Power Co.                             4,362            242
Airtouch Communications, Inc.*             5,800            241
Columbia/HCA Healthcare Corp.              8,000            237
Lockheed Martin Corp.                      2,330            230
Gap (The), Inc.                            6,450            229
Fleet Financial Group, Inc.                3,016            226
Pharmacia & Upjohn, Inc.                   6,010            220
----------------------------------------------------------------
TOTAL 100-LARGEST STOCKS                                 60,224
----------------------------------------------------------------
Heinz (H.J.) Co.                           4,300            218
Caterpillar, Inc.                          4,400            214
U.  S.  WEST Media Group*                  7,300            211
Texas Instruments, Inc.                    4,700            211
PNC Bank Corp.                             3,700            211
Automatic Data Processing, Inc.            3,400            209
Sears, Roebuck & Company                   4,600            208
United Technologies Corp.                  2,800            204
Southern Company                           7,900            204
Gannett Co., Inc.                          3,200            198
Washington Mutual, Inc.                    3,030            193
CoreStates Financial Corp.                 2,400            192
General Re Corp.                             900            191
Mellon Bank Corp.                          3,100            188
KeyCorp                                    2,658            188
SunTrust Banks, Inc.                       2,600            186
ConAgra, Inc.                              5,600            184
CPC International, Inc.                    1,700            183
Walgreen Co.                               5,800            182
Dayton Hudson Corp.                        2,700            182
Union Pacific Corp.                        2,900            181
Penney (J.C.) Co., Inc.                    3,000            181
Illinois Tool Works, Inc.                  3,000            180
Viacom, Inc., Class B*                     4,300            178
Deere & Co.                                3,000            175
CIGNA Corp.                                1,000            173


                                                           MARKET
                                         NUMBER OF          VALUE
                                            SHARES          (000)
------------------------------------------------------------------
Barnett Banks, Inc.                          2,400           $173
Sun Microsystems, Inc.*                      4,300            171
National City Corp.                          2,600            171
Wachovia Corp.                               2,100            170
BankBoston Corp.                             1,800            169
Amgen, Inc.*                                 3,100            168
Burlington Northern Santa Fe Corp.           1,789            166
Tele-Communications, Inc., Class A*          5,900            165
PG & E Corp.                                 5,300            161
Halliburton Co.                              3,100            161
Baxter International, Inc.                   3,200            161
MBNA Corp.                                   5,812            159
Fifth Third Bancorp                          1,950            159
First Data Corp.                             5,400            158
Waste Management, Inc.                       5,700            157
American General Corp.                       2,898            157
EMC  Corp.*                                  5,600            154
Pitney-Bowes, Inc.                           1,700            153
May Department Stores Co.                    2,900            153
Household International, Inc.                1,200            153
Phillips Petroleum Co.                       3,100            151
International Paper Co.                      3,507            151
Chubb Corp.                                  2,000            151
Archer-Daniels-Midland Co.                   6,648            144
Seagram Company Ltd.                         4,400            142
Aluminum Co. of America                      2,000            141
CSX Corp.                                    2,600            140
3Com Corp.*                                  4,000            140
Norfolk Southern Corp.                       4,500            139
Edison International                         5,100            139
Loews Corp.                                  1,300            138
Albertson's, Inc.                            2,900            137
Marsh & McLennan Companies, Inc.             1,800            134
NIKE, Inc., Class B                          3,400            133
Schwab (Charles) Corp.                       3,150            132
Rockwell International Corp.                 2,500            131
Hartford Financial Services Group, Inc.      1,400            131
HealthSouth Corp.*                           4,700            130
General Mills, Inc.                          1,800            129
AMR Corp.*                                   1,000            129
CVS Corp.                                    2,000            128
Applied Materials, Inc.*                     4,200            127
Textron, Inc.                                2,000            125

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1997 (Continued)                                                           4

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Enron Corp.                                3,000           $125
ITT Corp.*                                 1,500            124
FPL Group, Inc.                            2,100            124
Aetna, Inc.                                1,726            122
USX-Marathon Group                         3,600            121
Ralston Purina Co.                         1,300            121
Goodyear Tire & Rubber Co.                 1,900            121
PPG Industries, Inc.                       2,100            120
Tenet Healthcare Corp.*                    3,600            119
American Electric Power Co., Inc.          2,300            119
Kroger Co.*                                3,200            118
Occidental Petroleum Corp.                 4,000            117
Mattel, Inc.                               3,145            117
Comerica, Inc.                             1,300            117
Texas Utilities Co.                        2,800            116
Tellabs, Inc.*                             2,200            116
State Street Corp.                         2,000            116
HBO and Company                            2,400            115
Consolidated Edison Co. of N.Y., Inc.      2,800            115
Aon Corp.                                  1,950            114
AMP, Inc.                                  2,712            114
Unocal Corp.                               2,900            113
Guidant Corp.                              1,800            112
Federated Department Stores, Inc.*         2,600            112
Costco Companies, Inc.*                    2,500            112
Bankers Trust New York Corp.               1,000            112
Wrigley (Wm.) Jr. Company                  1,400            111
Williams Companies, Inc.                   3,900            111
Marriott International, Inc.               1,600            111
United Healthcare Corp.                    2,200            109
Weyerhaeuser Co.                           2,200            108
----------------------------------------------------------------
TOTAL 200-LARGEST STOCKS                                 75,232
----------------------------------------------------------------
Progressive Corp, Ohio                       900            108
Toys 'R' Us, Inc.*                         3,400            107
Delta Air Lines, Inc.                        900            107
Air Products & Chemicals, Inc.             1,300            107
Boston Scientific Corp.*                   2,300            106
Sysco Corp.                                2,300            105
Hershey Foods Corp.                        1,700            105
Conseco, Inc.                              2,300            105
Honeywell, Inc.                            1,500            103
Masco Corp.                                2,000            102


                                                           MARKET
                                         NUMBER OF          VALUE
                                            SHARES          (000)
------------------------------------------------------------------
Lincoln National Corp.                       1,300           $102
BB and T Corp.                               1,600            102
PacifiCorp                                   3,700            101
Dover Corp.                                  2,800            101
Service Corporation International            2,700            100
Lowes Companies, Inc.                        2,100            100
Corning, Inc.                                2,700            100
Browning-Ferris Industries, Inc.             2,700            100
Cincinnati Financial Corp.                     700             99
ALLTEL Corp.                                 2,400             99
UNUM Corp.                                   1,800             98
Cardinal Health, Inc.                        1,300             98
Clorox Co.                                   1,200             95
Burlington Resources, Inc.                   2,110             95
Dominion Resources, Inc.                     2,200             94
Cognizant Corp.                              2,100             94
Tribune Co.                                  1,500             93
MGIC Investment Corp.                        1,400             93
Northrop Grumman Corp.                         800             92
Hilton Hotels Corp.                          3,100             92
Avon Products, Inc.                          1,500             92
Houston Industries, Inc.                     3,407             91
SunAmerica, Inc.                             2,100             90
Quaker Oats Co.                              1,700             90
Public Service Enterprises Group, Inc.       2,800             89
McGraw-Hill, Inc.                            1,200             89
Fort James Corp.                             2,300             88
Limited, Inc.                                3,400             87
Clear Channel Communications, Inc.*          1,100             87
Pioneer Hi-Bred International, Inc.            800             86
Transamerica Corp.                             800             85
Omnicom Group                                2,000             85
Newell Company                               2,000             85
Ingersol-Rand Co.                            2,100             85
Federal Express Corp.*                       1,400             85
Comcast Corp., Class A (Special)             2,700             85
Dresser Industries, Inc.                     2,000             84
Winn-Dixie Stores, Inc.                      1,900             83
Unicom Corp.                                 2,700             83
St. Paul Companies, Inc.                     1,000             82
Rite Aid Corp.                               1,400             82
Barrick Gold Corp.                           4,400             82
UST, Inc.                                    2,200             81


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1997 (Continued)                                                           5

                                                           MARKET
                                         NUMBER OF          VALUE
                                            SHARES          (000)
------------------------------------------------------------------
Praxair, Inc.                                1,800            $81
FirstEnergy Corp.                            2,800             81
Coastal Corp.                                1,300             81
Carolina Power & Light Co.                   1,900             81
Thermo Electron Corp.*                       1,800             80
Republic New York Corp.                        700             80
Grace (W.R.) & Co.                           1,000             80
Eaton Corp.                                    900             80
Crown Cork & Seal Co., Inc.                  1,600             80
Becton, Dickinson and Co.                    1,600             80
Ahmanson (H.F.) & Co.                        1,200             80
Tenneco, Inc.                                2,000             79
New York Times Co., Class A                  1,200             79
Baker Hughes, Inc.                           1,800             79
SAFECO Corp.                                 1,600             78
Rohm & Haas Co.                                800             77
Alcan Aluminum Ltd.                          2,800             77
Torchmark Corp.                              1,800             76
Parametric Technology Corp.*                 1,600             76
Genuine Parts Co.                            2,250             76
TRW, Inc.                                    1,400             75
Interpublic Group of Companies, Inc.         1,500             75
Entergy Corp.                                2,500             75
Computer Sciences Corp.*                       900             75
Times Mirror Co., Class A                    1,200             74
Fortune Brands, Inc.                         2,000             74
American Stores Co.                          3,600             74
VF Corp.                                     1,600             73
Consolidated Natural Gas Co.                 1,200             73
Central & Southwest Corp.                    2,700             73
Union Pacific Resources Group, Inc.          2,949             72
International Flavors & Frangrances, Inc.    1,400             72
Donnelley (R.R.) & Sons Co.                  1,900             71
Digital Equipment Corp.*                     1,900             70
TJX Companies, Inc.                          2,000             69
Synovus Financial Corp.                      2,100             69
General Dynamics Corp.                         800             69
Cooper Industries, Inc.                      1,400             69
PECO Energy Co.                              2,800             68
Micron Technology, Inc.                      2,600             68
Huntington Bancshares, Inc.                  1,900             68
Golden West Financial Corp.                    700             68
MBIA, Inc.                                   1,000             67


                                                           MARKET
                                         NUMBER OF          VALUE
                                            SHARES          (000)
------------------------------------------------------------------
Kmart Corp.*                                 5,800            $67
GPU, Inc.                                    1,600             67
Georgia-Pacific Corp.                        1,100             67
Southwest Airlines Co.                       2,700             66
Jefferson-Pilot Corp.                          850             66
------------------------------------------------------------------
TOTAL 300-LARGEST STOCKS                                   83,766
------------------------------------------------------------------
Amerada Hess Corp.                           1,200             66
Parker-Hannifin Corp.                        1,425             65
Dun & Bradstreet Corp.                       2,100             65
Baltimore Gas & Electric Co.                 1,900             65
Union Carbide Corp.                          1,500             64
Owens-Illinois,  Inc.*                       1,700             64
Equifax, Inc.                                1,800             64
Dow Jones & Co., Inc.                        1,200             64
Tandy Corp.                                  1,600             62
Knight-Ridder, Inc.                          1,200             62
DTE Energy Co.                               1,800             62
Cinergy Corp.                                1,620             62
Sherwin-Williams Co.                         2,200             61
Nordstrom, Inc.                              1,000             60
Hercules, Inc.                               1,200             60
Eastman Chemical Co.                         1,000             60
Bay Networks,
  Inc.*                                      2,300             59
Seagate Technology, Inc.*                    3,000             58
Newmont Mining Corp.                         1,963             58
Morton International, Inc.                   1,700             58
Grainger (W.W.), Inc.                          600             58
Block (H & R), Inc.                          1,300             58
Beneficial Corp.                               700             58
Stanley Works                                1,200             57
Union Electric Co.                           1,300             56
U.S. Airways Group, Inc.*                      900             56
Providian Corp.                              1,200             54
Champion International Corp.*                1,200             54
Case Corp.                                     900             54
Avery Dennison Corp.                         1,200             54
TRICON Global Restaurants*                   1,840             53
Nucor Corp.                                  1,100             53
Laidlaw, Inc., Class B, (non-voting)         3,900             53
Allegheny Teledyne, Inc.                     2,040             53
Western Atlas, Inc.*                           700             52
Raychem Corp.                                1,200             52

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1997 (Continued)                                                           6

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Northern States Power Co.                    900            $52
Hasbro, Inc.                               1,650             52
Dana Corp.                                 1,100             52
AutoZone, Inc.*                            1,800             52
Countrywide Credit Industries, Inc.        1,200             51
Sonat, Inc.                                1,100             50
Rubbermaid, Inc.                           2,000             50
Phelps Dodge Corp.                           800             50
PACCAR, Inc.                                 950             50
Brown-Forman Corporation, Class B            900             50
Whirlpool Corp.                              900             49
Harcourt General, Inc.                       900             49
Dillard Department Stores, Inc.,
  Class A                                  1,400             49
Cox Communications, Inc., Class A*         1,229             49
Union Camp Corp.                             900             48
Sigma-Aldrich Corp.                        1,200             48
Reynolds Metals Co.                          800             48
PP & L Resources, Inc.                     2,000             48
Mirage Resorts, Inc.*                      2,100             48
Lehman Brothers Holdings, Inc.               940             48
Johnson Controls, Inc.                     1,000             48
Frontier Corp.                             2,000             48
Comcast Corp., Class A                     1,500             48
Columbia Gas Systems, Inc.                   600             47
Aegon NV ARS                                 521             47
Harris Corp.                               1,000             46
Willamette Industries, Inc.                1,400             45
Maytag Corp.                               1,200             45
Ikon Office Solutions, Inc.                1,600             45
Green Tree Financial Corp.                 1,700             45
National Semiconductor Corp.*              1,700             44
Ecolab, Inc.                                 800             44
Perkin-Elmer Corp.                           600             43
Circuit City Stores, Inc.                  1,200             43
Black & Decker Corp.                       1,100             43
Ashland, Inc.                                800             43
Humana, Inc.*                              2,000             42
Anadarko Petroleum Corp.                     700             42
Pacific Enterprises                        1,100             41
ITT Industries, Inc.                       1,300             41
Biomet, Inc.                               1,600             41
Pennzoil Co.                                 600             40
Mead Corp.                                 1,400             39


                                                           MARKET
                                         NUMBER OF          VALUE
                                            SHARES          (000)
------------------------------------------------------------------
KLA-Tencor Corp.*                            1,000            $39
Brunswick Corp.                              1,300             39
Apache Corp.                                 1,100             39
American Greetings Corp., Class A            1,000             39
Wendy's International, Inc.                  1,600             38
SuperValu, Inc.                                900             38
Sun Company, Inc.                              900             38
Placer Dome, Inc.                            3,000             38
Liz Claiborne, Inc.                            900             38
Kerr-McGee Corp.                               600             38
Temple-Inland, Inc.                            700             37
Rowan Companies, Inc.*                       1,200             37
Fluor Corp.                                  1,000             37
Ceridian Corp.*                                800             37
Armstrong World Industries, Inc.               500             37
Adobe Systems, Inc.                            900             37
Ryder System, Inc.                           1,100             36
Oryx Energy Co.                              1,400             36
Great Lakes Chemical Corp.                     800             36
Freeport McMoRan Copper & Gold, Inc.,
   Class B                                   2,300             36
DSC Communications Corp.*                    1,500             36
Woolworth Corp.                              1,700             35
------------------------------------------------------------------
TOTAL 400-LARGEST STOCKS                                   88,704
------------------------------------------------------------------
Deluxe Corp.                                 1,000             35
Whitman Corp.                                1,300             34
USX-U.S. Steel Group                         1,100             34
Novell, Inc.*                                4,600             34
Mallinckrodt Group, Inc.                       900             34
Inco Ltd.                                    2,000             34
FMC Corp.*                                     500             34
Engelhard Corp.                              1,950             34
Westvaco Corp.                               1,050             33
Unisys Corp.*                                2,400             33
Snap-On, Inc.                                  750             33
Payless ShoeSource, Inc.*                      496             33
Nalco Chemical Co.                             800             32
LSI Logic Corp.*                             1,600             32
ALZA Corp.*                                  1,000             32
Bemis Company, Inc.                            700             31
NICOR, Inc.                                    700             30
National Service Industries, Inc.              600             30

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1997 (Continued)                                                           7


                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Mercantile Stores Co., Inc.                  500            $30
Cummins Engine Co., Inc.                     500             30
USF&G Corp.                                1,300             29
Polaroid Corp.                               600             29
Pall Corp.                                 1,400             29
Meredith Corp.                               800             29
McDermott International, Inc.                800             29
King World Productions, Inc.*                500             29
Echlin, Inc.                                 800             29
Advanced Micro Devices, Inc.*              1,600             29
Thomas & Betts Corp.                         600             28
Manor Care, Inc.                             800             28
Darden Restaurants, Inc.                   2,200             28
Bausch & Lomb, Inc.                          700             28
Timken Co.                                   800             27
NextLevel Systems, Inc.*                   1,500             27
Navistar International Corp.*              1,100             27
Louisiana-Pacific Corp.                    1,400             27
Giant Foods, Inc., Class A                   800             27
Cooper Tire & Rubber Co.                   1,100             27
Cabletron Systems, Inc.*                   1,800             27
Allergan, Inc.                               800             27
St. Jude Medical, Inc.*                      850             26
Fruit of the Loom, Inc., Class A*          1,000             26
Crane Co.                                    600             26
Alberto-Culver Co., Class B                  800             26
Silicon Graphics, Inc.*                    2,000             25
Goodrich (B.F.) Co.                          600             25
General Signal Corp.                         600             25
Fleetwood Enterprises, Inc.                  600             25
Centex Corp.                                 400             25
Tektronix, Inc.                              600             24
Harrah's Entertainment, Inc.*              1,250             24
Caliber System, Inc.                         500             24
Andrew Corp.*                                993             24
United States Surgical Corp.                 800             23
Reebok International Ltd.                    800             23
Tupperware Corp.                             800             22
Safety-Kleen Corp.                           800             22
Bard (C. R.), Inc.                           700             22
Autodesk, Inc.                               600             22
Niagara Mohawk Power Co.                   2,000             21
Moore Corporation Ltd.                     1,400             21


                                                           MARKET
                                         NUMBER OF          VALUE
                                            SHARES          (000)
------------------------------------------------------------------
Harnischfeger Industries, Inc.                 600            $21
Apple Computer, Inc.                         1,600             21
Shared Medical Systems Corp.                   300             20
Peoples Energy Corp.                           500             20
Owens-Corning Fiberglas Corp.                  600             20
Millipore Corp.                                600             20
Helmerich & Payne, Inc.                        300             20
Aeroquip-Vickers, Inc.*                        400             20
Pep Boys-Manny, Moe & Jack                     800             19
Longs Drug Stores Corp.                        600             19
Briggs & Stratton Corp.                        400             19
Autoliv, Inc.                                  579             19
Worthington Industries, Inc.                 1,100             18
Scientific-Atlanta, Inc.                     1,100             18
Cyprus Amax Minerals Co.                     1,200             18
Boise Cascade Corp.                            600             18
Pulte Corp.                                    400             17
Potlatch  Corp.                                400             17
Homestake Mining Co.                         1,900             17
Coors (Adolph) Co., Class B                    500             17
ONEOK, Inc.                                    400             16
Battle Mountain Gold Co.                     2,800             16
Great Atlantic & Pacific Tea Co., Inc.         500             15
Jostens, Inc.                                  600             14
Foster Wheeler Corp.                           500             14
El Paso Natural Gas Co.                        204             14
Eastern Enterprises                            300             14
Covance, Inc.*                                 725             14
Ball Corp.                                     400             14
Russell Corp.                                  500             13
Cincinnati Milacron, Inc.                      500             13
Bethlehem Steel Corp.*                       1,500             13
Asarco, Inc.                                   600             13
EG & G, Inc.                                   600             12
Earthgrains Co.                                256             12
Stone Container Corp.                        1,100             11
Newport News Shipbuilding & Dry Dock
  Co.*                                         440             11
NACCO Industries, Inc., Class A                100             11
Kaufman & Broad Home Corp.                     500             11
Springs Industries, Inc., Class A              200             10
Inland Steel Industries, Inc.                  600             10
Schweitzer-Mauduit International, Inc.         230              9

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES December
31, 1997 (Continued)                                                           8

                                                         MARKET
                                         NUMBER OF        VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Data General Corp.*                          500             $9
ChoicePoint, Inc.*                           180              9
Harland (J.H.) Co.                           400              8
Roadway Express, Inc.                        300              7
CommScope, Inc.*                             500              7
Charming Shoppes, Inc.                     1,400              7
Armco, Inc.                                1,500              7
Zurn Industries, Inc.                        200              6
Quest Diagnostics, Inc.*                     362              6
GC Companies, Inc.*                          120              6
Bassett Furniture Industries, Inc.           200              6
Strattec Security Corp.*                     180              5
Highlands Insurance Group, Inc.*             160              5
General Semiconductor, Inc.*                 375              4
Echo Bay Mines Ltd.                        1,600              4
Bally Total Fitness Holding Co.*             175              4
Aviall, Inc.                                 300              4
CyberGuard Corp.*                             90              1
Crown Vantage, Inc.*                         120              1
Cresendo Pharmaceuticals, Class A*            50              1
Brunos, Inc.*                                 31              1
                                                   -------------
TOTAL COMMON STOCKS - 78.2%
   (Cost - $46,088,460)                                  91,183
                                                   -------------
PREFERRED STOCK - 0 .1%
   (Cost - $9,274)
Aetna, Inc., Class C*                        142             10
                                                   -------------
WARRANTS -0 .1%
   (Cost - $162)
Morrison Knudsen Corp., Expire 2003*          46              1
                                                   -------------


                                                           MARKET
                                        PRINCIPAL           VALUE
                                          (000)             (000)
------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 21.5%
Repurchase Agreements - 20.4%
Repurchase Agreement with
   J. P. Morgan & Co., Inc., entered
   into 12/31/97 at 5.9%, maturing
   1/2/98 at $23,725,774
   (collateralized by U.S.
   Treasury Bonds, 12.0% due
   5/15/05 with a face value of
   $17,547,000 and a
   a value of $23,899,014)              $   23,718    $    23,718
                                                     -------------
U.S. Government and Agencies - 1.1%
U. S. Treasury Bills,
   5.04%, 1/29/98**                            250            249
   5.07%, 1/29/98**                            506            504
   5.14%, 2/12/98**                            255            253
   5.1%, 3/5/98**                              230            228
                                                     -------------
                                                            1,234
                                                     -------------
TOTAL SHORT-TERM OBLIGATIONS
   (Cost - $24,952,443)                                    24,952
                                                     -------------
TOTAL INVESTMENT IN SECURITIES - 99.9%
   (Total Cost - $71,050,339)                             116,146
Cash and Other Assets Less Liabilities  - 0.1%                162
                                                     -------------
NET ASSETS - 100.0%                                      $116,308
   (equivalent to $15.83 per share                   =============
    based on 7,348,826 shares outstanding)

  *  Non-income producing securities.
 **  Pledged as initial margin for Stock Index Futures Contracts.
     At December 31, 1997, the Fund was long 104 S&P 500 Futures
     Contracts expiring in March, 1998. Unrealized gains amounted to $815,200.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                     9

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                        (IN THOUSANDS)
ASSETS:
Investments at market value
   (Cost - $71,050,339)                   $116,146
Cash                                            10
Receivable for investments sold                766
Receivable for fund shares sold                  1
Dividend receivable                            126
Investment for Trustees' deferred
compensation plan                              103
   (Cost - $68,396)
Other                                           53
                                        -----------
     TOTAL ASSETS                          117,205
                                        -----------
LIABILITIES:
Payable for investments purchased              691
Payable for fund shares repurchased             22
Deferred Trustees' fees payable                103
Accrued advisory fees payable                   25
Variation margin payable                         5
Other accrued expenses (including $11,124
   due to affiliate)                            51
                                        -----------
     TOTAL LIABILITIES                         897
                                        -----------
NET ASSETS (Equivalent to $15.83 per share
   based on 7,348,826 shares
   outstanding)                           $116,308
                                        ===========

COMPONENTS OF NET ASSETS:
Paid in capital                            $69,816
Distributions in excess of net
   investment income                           (65)
Unrealized appreciation of investments      45,946
Accumulated net realized gain                  612
                                        -----------
NET ASSETS                                $116,309
                                        ===========


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

                                                      (IN THOUSANDS)
INVESTMENT INCOME
INCOME:
   Dividend                                                 $   1,439
   Interest                                                       516
                                                      ----------------
                                                                1,955
EXPENSES:
   Investment advisory fees                                       224
   Custodian fees                                                 132
   Administrative services                                         53
   Directors' fees                                                 42
   Auditing and legal fees                                         24
   Other                                                           11
   Shareholder reports                                              9
                                                      ----------------
   Total expenses                                                 495
   Less expenses waived by advisor                               (271)
                                                      ----------------
   Net Expenses                                                   224

NET INVESTMENT INCOME                                           1,731
                                                      ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments                           2,336
   Net realized gain from futures contracts                     1,451
   Unrealized appreciation of investments                      19,269
   Net unrealized gain from futures contracts                     815
                                                      ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                23,871
                                                      ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $ 25,602
                                                      ================

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    10


STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31,
                                             1997             1996
                                        ---------------  ----------------
                                                 (IN THOUSANDS)
                                        ---------------------------------
OPERATIONS:
Net investment income                         $  1,731         $   1,220
Net realized gain from investments               2,336             2,228
Net realized gain from futures
  contracts                                      1,451               421
Unrealized appreciation of investments          19,269            10,040
Unrealized appreciation (depreciation)
   on futures contracts                            815                (5)
                                        ---------------  ----------------
Net increase in net assets
   from operations                              25,602            13,904
                                        ---------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ($.32
   and $.29 per share, respectively)            (2,245)           (1,599)
In excess of net investment income
   (less than $.01 per share)                        -                (7)
From net realized gain ($.36 and
   $.45 per share, respectively                 (2,517)           (2,487)
                                        ---------------  ----------------
Total distributions to shareholders             (4,762)           (4,093)
                                        ---------------  ----------------
CAPITAL SHARE TRANSACTIONS:
   Net increase (decrease) from capital
   share transactions                           23,955            (4,581)
                                        ---------------  ----------------

NET INCREASE IN NET ASSETS                      44,795             5,230

NET ASSETS:
Beginning of period                             71,513            66,283
                                        ---------------  ----------------
End of period (Including
  overdistributed net investment
  income of $65,539 and
  $62,747 respectively)                    $   116,308        $   71,513
                                        ===============  ================

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      11



1. UTILIZATION OF INDEXATION APPROACH. The CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of financial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be permanent.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                                                                   12



3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. Beginning January 1, 1996, CII voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.60% of average daily net assets. Effective January 1, 1997, this was lowered to 0.25% of average daily net assets until December 31, 1997, and afterwards to the extent described in the Fund's then current prospectus.

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 1997, the Fund paid or accrued $53,477.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $3,627,203 and $5,250,369, respectively, for the year ended December 31, 1997. As of December 31, 1997, the cost of securities held for Federal income tax purpose was $71,491,819. At December 31, 1997, unrealized appreciation for Federal income tax purposes aggregated $44,654,417, of which $45,661,409 related to appreciated securities and $1,006,992 related to depreciated securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 7,348,826 shares outstanding at December 31, 1997, 7,204,897, shares were held by State Street Bank and Trust Company as custodian under an agreement with Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by that company. The remainder, representing 2.0% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS
(Continued)                                                                   13


Transactions in capital stock were as follows:



                                                     Year Ended                                    Year Ended
                                                 December 31, 1997                             December 31, 1996
                                               Shares            Amount                   Shares          Amount
                                               (000)             (000)                     (000)           (000)
------------------------------------------------------------------------------------------------------------------
Shares sold                                    1,928    $         28,750                    86      $       1,004

Shares issued to shareholders
  in reinvestment of dividends
  And distributions                              311               4,762                   341              4,093
                                      --------------- -------------------          ------------   ----------------
                                               2,239              33,512                   427              5,097

Shares redeemed                                 (660)             (9,557)                 (822)            (9,678)
                                      --------------- -------------------          ------------   ----------------
Net increase (decrease)                        1,579   $          23,955                  (395)     $      (4,581)
                                      =============== ===================          ============   ================

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS
(Continued)                                                                   14


7. FINANCIAL HIGHLIGHTS. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period:


------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                        1997           1996          1995         1994          1993
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                  $   12.40     $   10.75     $    8.19     $   9.20      $  11.94
                                                     ------------   -----------   -----------   ----------   -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income*                                     0.25          0.22          0.21         0.19          0.16
Net realized and unrealized gain (loss)                    3.86          2.17          2.80        (0.13)         0.22
                                                          ------        ------        ------       ------        ------
TOTAL FROM INVESTMENT OPERATIONS                           4.11          2.39          3.01         0.06          0.38
                                                          ------        ------        ------       ------        ------
LESS DISTRIBUTIONS:
From net investment income                                (0.32)        (0.29)        (0.27)       (0.14)        (0.17)
From capital gains                                        (0.36)        (0.45)        (0.18)       (0.85)        (2.95)
In excess of net capital gains                              -             -             -          (0.08)           -
                                                          ------        ------        ------       ------        ------
TOTAL DISTRIBUTIONS                                       (0.68)        (0.74)        (0.45)       (1.07)        (3.12)
                                                          ------        ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                            15.83      $  12.40      $  10.75     $   8.19     $    9.20
                                                          ======        ======        ======       ======        ======
TOTAL INVESTMENT RETURN                                   33.35%        22.48%        36.82%        0.67%         2.97%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)               $ 116,308      $ 71,513      $ 66,283     $ 54,728     $  61,478
Ratio of operating expenses to average net assets          0.25% a       0.60% a       0.73%        0.78%         0.66%
Ratio of net investment income to average net assets       1.93% b       1.78% b       2.05%        2.23%         1.30%
Portfolio turnover                                            4%            4%            4%           4%          185% **
Average commission rate***                            $  0.0279      $ 0.0272

a. Ratios of expenses to average net assets prior to expense reimbursements were 0.55% and 0.64% for 1997 and 1996, respectively.
b. Ratios of net investment income to average net assets prior to expense reimbursements were 1.63% and 1.74% for 1997 and 1996, respectively.
* Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent difference between financial and tax accounting. ** During November 1993, the portfolio was indexed to the S&P 500, resulting in a complete turnover of the portfolio at that time.
*** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rule structures may differ.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    15

REPORT OF
INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of CIGNA Variable Products S&P 500 Index Fund

  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CIGNA Variable Products S&P 500 Index Fund, formerly the Companion Fund, (the " Fund" ) at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements" ) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
Boston, Massachusetts
February 20, 1998

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    16


TRUSTEES:                                    OFFICERS:

R. Bruce Albro, Chairman                    R. Bruce Albro
Senior Managing Director                    Chairman of the Board
CIGNA Investments, Inc.                     and President

Hugh R. Beath                               Alfred A. Bingham III
Advisory Director,                          Vice President and Treasurer
AdMedia Corporate Advisors, Inc.
                                            Jeffrey S. Winer
Russell H. Jones                            Vice President and Secretary
Vice President and Treasurer,
Kaman Corporation

Thomas C. Jones
President, CIGNA Investment                  CUSTODIAN AND TRANSFER AGENT:
Management and CIGNA                         State Street Bank and Trust Company
Investments, Inc.                            P.O. Box 231
                                             Boston, Massachusetts 02107
Paul J. McDonald
Senior Executive Vice President              INVESTMENT ADVISER:
and Chief Administrative Officer,            CIGNA Investments, Inc.
Friendly Ice Cream Corporation               900 Cottage Grove Road
                                             Hartford, Connecticut 06152

                                             ADDRESS OF THE FUND:
                                             950 Winter Street
                                             Suite 1200
                                             Waltham, Massachusetts 02154


--------------------------------------------------------------------------------

"Standard & Poor's/R/", "S&P/R/", "S&P 500", "Standard and Poor's 500", and "500" are trademarks of Standard and Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.